Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of expected future principal payments for the credit facility
Expected future principal payments for the credit facility are as follows:

Year ending December 31:
2018 (remaining)	$—
2019	—
2020	10,208
2021	12,250
2022	2,042
Total expected future principal payments	$24,500

Year ending December 31:
2018	$—
2019	4,583
2020	5,500
2021	5,500
2022	917
$16,500